Share-based Payments - Additional Information (Detail)	3 Months Ended			9 Months Ended
	Jul. 31, 2023 CAD ($)	Jan. 31, 2023 CAD ($) $ / shares	Jul. 31, 2022 CAD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2022 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period		4 years
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted		2,478,138
Exercise price of options granted | $ / shares		$ 68.58
Weighted average grant date fair value of options granted		$ 6.81
Increase to equity	$ 2,000,000		$ 1,000,000	$ 12,000,000	$ 9,000,000
Employee stock options [member] | Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage		50.00%
Employee stock options [member] | Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage		50.00%